The Prudential Series Fund
655 Broad Street, 6th Floor
Newark, New Jersey 07102
May 3, 2023
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:
497(j) Filing for The Prudential Series Fund
Registration numbers 002-80896 and 811-03623
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 18, 2023.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-7659.
Sincerely,
/s/ Melissa Gonzalez

Melissa Gonzalez
Assistant Secretary